Properties, Plants, and Equipment, Net - Schedule of Properties, Plants, and Equipment, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	$ 23,145	$ 22,118
Less: accumulated depreciation, depletion, and amortization	13,536	12,728	$ 12,942
Properties, plants, and equipment excluding construction work-in-progress		8,906	10,766
Construction work-in-progress		484	560
Properties, plants, and equipment, net	$ 9,609	9,390	11,326
Land [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		333	383
Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		8,110	9,159
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		13,191	14,166
Property Plant And Equipment Other Than Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		21,634	23,708
Operating Segments [Member] | Bauxite Mining [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		986	1,335
Operating Segments [Member] | Bauxite Mining [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		401	496
Operating Segments [Member] | Alumina Refining [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		2,405	2,768
Operating Segments [Member] | Alumina Refining [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		3,717	4,173
Operating Segments [Member] | Aluminum Smelting [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		3,345	3,520
Operating Segments [Member] | Aluminum Smelting [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		6,480	6,911
Operating Segments [Member] | Cast Products [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		260	244
Operating Segments [Member] | Cast Products [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		435	391
Operating Segments [Member] | Energy [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		530	656
Operating Segments [Member] | Energy [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		980	1,009
Operating Segments [Member] | Rolled Products [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		256	255
Operating Segments [Member] | Rolled Products [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		872	865
Other [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, net		454
Other [Member] | Structures [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		328	381
Other [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross		$ 306	$ 321